Financial Instruments - Fair Value, Liabilities Measured on Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated fair value
Fair Value, Assets Measured on Recurring Basis [Line Items]
Mortgage loans	$ 1,413
Carrying amount [Member]
Fair Value, Assets Measured on Recurring Basis [Line Items]
Mortgage loans	$ 1,950